Financial instruments and risk management (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Level 2 of fair value hierarchy [member] | Book Value [Member]
IfrsStatementLineItems [Line Items]
Financial investments	R$ 458,537	R$ 423,418
Derivatives assets	810	29,256
Derivatives liabilities	(5,019,438)	(536)
Level 2 of fair value hierarchy [member] | Fair Value [Member]
IfrsStatementLineItems [Line Items]
Financial investments	458,537	423,418
Derivatives assets	810	29,256
Derivatives liabilities	(5,019,438)	(536)
Level 1 of fair value hierarchy [member] | Book Value [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	(9)	(17,753)
Level 1 of fair value hierarchy [member] | Fair Value [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	R$ (9)	R$ (17,753)